UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22752

Nuveen Intermediate Duration Municipal Term Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Intermediate Duration Municipal Term Fund (NID)
	August 31, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 125.3% (99.9% of Total Investments)

	MUNICIPAL BONDS – 125.3% (99.9% of Total Investments)

	Alabama – 3.0% (2.4% of Total Investments)
$ 235	Jefferson County Public Building Authority, Alabama, Lease Revenue Warrants, Series 2006,	11/16 at 100.00	B1	$ 235,284
	5.125%, 4/01/21 – AMBAC Insured
7,000	Jefferson County, Alabama, General Obligation Refunding Warrants, Series 2003A, 5.000%,	11/16 at 100.00	AA–	7,004,690
	4/01/22 – NPFG Insured
665	Jefferson County, Alabama, General Obligation Warrants, Series 2004A, 5.000%, 4/01/18 –	11/16 at 100.00	AA–	665,984
	NPFG Insured
	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds,
	Series 2004A:
10,000	5.250%, 1/01/20	11/16 at 100.00	A–	10,058,100
200	5.500%, 1/01/22 – AGM Insured	11/16 at 100.00	AA	201,162
2,000	5.250%, 1/01/23	11/16 at 100.00	A–	2,011,620
20,100	Total Alabama			20,176,840
	Alaska – 0.3% (0.2% of Total Investments)
2,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	11/16 at 100.00	B3	1,973,040
	Series 2006A, 5.000%, 6/01/32
	Arizona – 1.5% (1.2% of Total Investments)
785	Arizona Health Facilities Authority, Health Care Facilities Revenue Bonds, The Beatitudes	10/16 at 100.00	N/R	785,950
	Campus Project, Series 2006, 5.100%, 10/01/22
2,000	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s	2/22 at 100.00	BBB+	2,320,920
	Hospital, Refunding Series 2012A, 5.000%, 2/01/27
695	Estrella Mountain Ranch Community Facilities District, Goodyear City, Arizona, Special	7/25 at 100.00	N/R	719,478
	Assessment Revenue Bonds, Montecito Assessment District 2, Series 2015, 4.750%, 7/01/30
	Florence Town Inc., Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy
	Traditional School Project – Queen Creek and Casa Grande Campuses, Series 2013:
60	4.000%, 7/01/18	No Opt. Call	BB–	61,190
1,050	5.000%, 7/01/23	No Opt. Call	BB–	1,160,355
90	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great	7/21 at 100.00	BB	100,913
	Hearts Academies – Veritas Project, Series 2012, 6.250%, 7/01/32
	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Guam Facilities
	Foundation, Inc. Project, Series 2014:
1,295	5.000%, 2/01/18	No Opt. Call	B+	1,334,705
1,000	5.125%, 2/01/34	2/24 at 100.00	B+	1,032,000
760	Pima County Industrial Development Authority, Arizona, Education Facility Revenue and	7/20 at 102.00	BB	781,538
	Refunding Bonds, Edkey Charter Schools Project, Series 2013, 5.000%, 7/01/25
800	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series 2011,	No Opt. Call	N/R (4)	895,256
	5.000%, 7/01/19 (ETM)
904	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series	11/16 at 100.00	N/R	905,654
	2005, 5.750%, 7/01/22
9,439	Total Arizona			10,097,959
	California – 12.0% (9.5% of Total Investments)
100	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate	10/17 at 100.00	Aaa	105,078
	Lien Series 2004A, 5.300%, 10/01/23 (Pre-refunded 10/01/17) – AMBAC Insured
2,490	Alvord Unified School District, Riverside County, California, General Obligation Bonds, Tender	No Opt. Call	AA	6,221,390
	Option Bond 3306, 24.094%, 8/01/30 (IF) (5)
935	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2011A, 6.875%, 3/01/26	3/21 at 100.00	Ba3 (4)	1,106,283
	(Pre-refunded 3/01/21)
750	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender	10/26 at 100.00	AA	805,050
	Option Bond Trust 2016-XG0019, 3.730%, 4/01/36 (Mandatory put 4/01/27) (IF) (5)
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda
	University Medical Center, Series 2014A:
500	5.250%, 12/01/29	12/24 at 100.00	BB+	590,465
2,500	5.250%, 12/01/34	12/24 at 100.00	BB+	2,896,400
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda
	University Medical Center, Series 2016A:
2,300	5.000%, 12/01/27	6/26 at 100.00	BB+	2,792,499
2,375	5.000%, 12/01/28	6/26 at 100.00	BB+	2,860,759
	California Statewide Community Development Authority, Revenue Bonds, International School of
	the Peninsula, Palo Alto, California, Series 2006:
415	5.000%, 11/01/16	No Opt. Call	N/R	416,075
2,125	5.000%, 11/01/21	11/16 at 100.00	N/R	2,131,949
5,000	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds,	8/20 at 100.00	N/R	5,488,400
	Redevelopment Projects, Second Lien Series 2010B, 5.750%, 8/01/26
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
13,420	4.500%, 6/01/27	6/17 at 100.00	B	13,634,585
5,100	5.000%, 6/01/33	6/17 at 100.00	B–	5,150,235
1,225	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax	No Opt. Call	N/R	1,273,865
	Allocation Bonds, Series 2007A, 5.500%, 9/01/17 – SYNCORA GTY Insured
310	Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/18 at 100.00	BBB–	334,338
	Project, Subordinate Lien Refunding Series 2008A, 5.000%, 8/15/23
800	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	N/R	804,152
	Bonds, Series 2007, 4.625%, 6/01/21
250	National City Community Development Commission, California, Tax Allocation Bonds, National	8/21 at 100.00	A	314,753
	City Redevelopment Project, Series 2011, 7.000%, 8/01/32
	Palm Desert Financing Authority, California, Tax Allocation Revenue Bonds, Project Area 2,
	Series 2006D:
1,020	0.000%, 8/01/18	No Opt. Call	N/R	920,142
1,165	0.000%, 8/01/19	No Opt. Call	N/R	991,112
1,310	0.000%, 8/01/20	No Opt. Call	N/R	1,049,611
1,450	0.000%, 8/01/21	No Opt. Call	N/R	1,091,589
	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009:
2,430	5.500%, 11/01/19	No Opt. Call	Ba1	2,648,214
5,000	6.625%, 11/01/29	11/19 at 100.00	Ba1	5,577,050
700	Redwood City, California, Special Tax Refunding Bonds, Redwood Shores Community Facilities	No Opt. Call	N/R	796,110
	District 99-1, Shores Transportation Improvement Project, Series 2012B, 5.000%, 9/01/29
305	Riverside County, California, Special Tax Bonds, Community Facilities District 05-8 Scott	No Opt. Call	N/R	339,935
	Road, Series 2013, 4.000%, 9/01/21
500	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westbrook, Series	9/24 at 100.00	N/R	577,575
	2014, 5.000%, 9/01/29
2,395	San Bernardino Joint Powers Financing Authority, California, Tax Allocation Bonds, Series	No Opt. Call	AA	3,009,317
	2005A, 5.750%, 10/01/24 – AGM Insured
260	San Diego, California, Community Facilities District 3 Liberty Station Special Tax Refunding	No Opt. Call	N/R	297,742
	Bonds Series 2013, 5.000%, 9/01/20
100	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	BBB+	103,897
	Project, Refunding Series 2006D, 5.000%, 8/01/18 – AMBAC Insured
420	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	11/16 at 100.00	AA–	425,939
	Project, Series 2003, 5.000%, 8/01/25 – FGIC Insured
550	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	No Opt. Call	BBB+	571,175
	Project, Series 2007B, 5.000%, 8/01/19 – SYNCORA GTY Insured
1,500	Tejon Ranch Public Facilities Financing Authority, California, Special Tax Bonds, Community	No Opt. Call	N/R	1,670,340
	Facilities District 2008-1 Tejon Industrial Complex East 2012A, 5.000%, 9/01/32
1,500	Tejon Ranch Public Facilities Financing Authority, California, Special Tax Bonds, Community	No Opt. Call	N/R	1,670,340
	Facilities District 2008-1 Tejon Industrial Complex East 2012B, 5.000%, 9/01/32
10,000	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B+	10,029,700
	Bonds, Refunding Series 2005A-2, 5.400%, 6/01/27
1,490	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	11/16 at 100.00	B+	1,501,145
	Bonds, Series 2005A-1, 4.750%, 6/01/23
100	Vernon, California, Electric System Revenue Bonds, Series 2009A, 5.125%, 8/01/21	8/19 at 100.00	N/R (4)	109,426
	(Pre-refunded 8/01/19)
240	Vernon, California, Electric System Revenue Bonds, Series 2009A, 5.125%, 8/01/21	8/19 at 100.00	A–	267,406
73,030	Total California			80,574,041
	Colorado – 5.1% (4.1% of Total Investments)
505	Bromley Park Metropolitan District 2, Brighton, Colorado, General Obligation Bonds, Refunding	12/17 at 100.00	AA	518,898
	Series 2007A, 4.375%, 12/01/18 – RAAI Insured
2,120	Bromley Park Metropolitan District 3, Brighton, Colorado, General Obligation Bonds, Refunding &	12/17 at 100.00	AA	2,164,795
	Improvement Series 2007, 4.750%, 12/01/37 – RAAI Insured
4,005	Castle Oaks Metropolitan District, Castle Rock, Douglas County, Colorado, General Obligation	12/17 at 100.00	N/R (4)	4,246,221
	Limited Tax Bonds, Refunding & Improvement Series 2012, 5.500%, 12/01/22
	(Pre-refunded 12/01/17)
765	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy	No Opt. Call	B	813,784
	of Charter Schools Project, Series 2010B, 6.125%, 11/01/20
500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	8/18 at 100.00	N/R (4)	552,080
	Flagstaff Academy Project, Series 2008A, 6.750%, 8/01/28 (Pre-refunded 8/01/18)
165	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	No Opt. Call	BB+	180,522
	Littleton Preparatory Charter School, Series 2013, 5.000%, 12/01/22
975	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Long-Term Care National	No Opt. Call	N/R (4)	1,062,175
	Obligated Group Project, Series 2010A, 5.250%, 11/15/20 (ETM)
889	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series	No Opt. Call	N/R	822,271
	2013, 6.875%, 10/01/27 (Alternative Minimum Tax) (6)
3,270	Colorado Springs, Colorado, Utilities System Revenue Bonds, Tender Option Bond Trust	11/22 at 100.00	AA	4,886,688
	2015-XF0223, 12.382%, 11/15/30 (IF)
	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System
	Revenue Bonds, Tender Option Bond Trust 2016-XF2354:
100	20.293%, 3/01/25 (IF) (5)	No Opt. Call	Aa2	232,200
300	20.293%, 3/01/26 (IF) (5)	No Opt. Call	Aa2	726,030
430	20.248%, 3/01/27 (IF) (5)	No Opt. Call	Aa2	1,066,654
725	20.293%, 3/01/28 (IF) (5)	No Opt. Call	Aa2	1,798,435
200	20.293%, 3/01/29 (IF) (5)	No Opt. Call	Aa2	499,700
3,385	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel,	11/16 at 100.00	BBB–	3,406,766
	Senior Lien Series 2006, 5.125%, 12/01/24 – SYNCORA GTY Insured
5,715	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/27 –	No Opt. Call	AA–	4,347,514
	NPFG Insured
860	Fitzsimons Village Metropolitan District 3, Arapahoe County, Colorado, Tax Increment/Public	No Opt. Call	N/R	885,551
	Improvement Fee Supported Revenue Bonds, Series 2014A, 5.750%, 3/01/32
250	Lincoln Park Metropolitan District, Douglas County, Colorado, General Obligation Refunding and	12/17 at 100.00	N/R (4)	265,445
	Improvement Bonds, Series 2008, 5.625%, 12/01/20 (Pre-refunded 12/01/17)
225	North Range Metropolitan District 1, Adams County, Colorado, Limited Tax General Obligation	12/16 at 100.00	N/R (4)	227,457
	Bonds, Refunding Series 2007, 4.300%, 12/15/19 (Pre-refunded 12/15/16) – ACA Insured
	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding
	Series 2013:
500	5.000%, 12/01/18	No Opt. Call	N/R	530,785
1,000	5.000%, 12/01/21	No Opt. Call	N/R	1,115,690
590	Rendezous Residential Metropolitan District, Colorado, Limited Tax General Obligation Bonds,	No Opt. Call	N/R	584,088
	Refunding Series 2007, 5.200%, 12/01/17
3,150	Westminster Economic Development Authority, Colorado, Tax Increment Revenue Bonds, Mandalay	No Opt. Call	A+	3,635,761
	Gardens Urban Renewal Project, Series 2012, 5.000%, 12/01/27
30,624	Total Colorado			34,569,510
	Connecticut – 0.0% (0.0% of Total Investments)
6,778	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate Series	No Opt. Call	N/R	270,783
	2013A, 6.050%, 7/01/31 (6)
	District of Columbia – 0.7% (0.6% of Total Investments)
	District of Columbia Student Dormitory Revenue Bonds, Provident Group – Howard Properties LLC
	Issue, Series 2013:
500	4.000%, 10/01/19	No Opt. Call	BB+	510,640
500	4.000%, 10/01/20	No Opt. Call	BB+	510,445
670	4.000%, 10/01/21	No Opt. Call	BB+	684,358
	District of Columbia, Tax Increment Revenue Bonds, Gallery Place Project, Tender Option Bond
	Trust 2016-XF2341:
745	19.409%, 6/01/29 (IF) (5)	6/21 at 100.00	Aa3	1,191,441
785	19.340%, 6/01/30 (IF) (5)	6/21 at 100.00	Aa3	1,243,479
520	19.409%, 6/01/31 (IF) (5)	6/21 at 100.00	Aa3	815,490
3,720	Total District of Columbia			4,955,853
	Florida – 11.4% (9.1% of Total Investments)
1,690	Arborwood Community Development District, Florida, Capital Improvement Revenue Bonds,	No Opt. Call	N/R	1,691,149
	Master Infrastructure Projects, Series 2005A-2, 5.350%, 5/01/36
	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project,
	Series 2013A:
425	5.000%, 11/15/20	No Opt. Call	BBB	478,780
150	5.000%, 11/15/23	No Opt. Call	BBB	177,267
760	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds,	5/25 at 100.00	N/R	791,631
	Series 2015, 5.000%, 5/01/30
7,200	Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue Bonds, Gulf Care Inc.	7/25 at 100.00	N/R	8,021,663
	Project, Series 2015, 5.750%, 7/01/30
430	Capital Projects Finance Authority, Florida, Student Housing Revenue Bonds, Capital Projects Loan	11/16 at 100.00	AA–	430,077
	Program – Florida Universities, Series 2001F, 5.000%, 10/01/31 – NPFG Insured
2,200	Capital Trust Agency, Florida, Fixed Rate Air Cargo Revenue Refunding Bonds, Aero Miami FX,	7/20 at 100.00	Baa3	2,410,694
	LLC Project, Series 2010A, 5.350%, 7/01/29
1,000	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University,	No Opt. Call	BBB–	1,081,460
	Refunding Series 2013A, 4.500%, 6/01/23
3,000	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue	11/16 at 100.00	N/R	3,006,120
	Bonds, Arlington of Naples Project, TEMPS 70 Series 2014B-2, 6.500%, 5/15/20
2,610	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance	No Opt. Call	BB–	2,861,185
	Charter School, Inc. Projects, Series 2011A, 6.500%, 6/15/21
1,045	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special	No Opt. Call	N/R	1,124,148
	Assessment Bonds, Doral Breeze Project Series 2012, 5.125%, 11/01/22
	Jacksonville Economic Development Commission, Florida, Health Care Facilities Revenue Bonds,
	Florida Proton Therapy Institute Project, Series 2007A:
215	6.000%, 9/01/17	No Opt. Call	N/R	225,294
1,500	6.250%, 9/01/27	9/17 at 100.00	N/R	1,554,690
	Lake Powell Residential Golf Community Development District, Bay County, Florida, Special
	Assessment Revenue Refunding Bonds, Series 2012:
1,170	5.250%, 11/01/22	No Opt. Call	N/R	1,256,756
1,305	5.750%, 11/01/32	No Opt. Call	N/R	1,411,371
2,270	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County	6/17 at 100.00	BB	2,300,690
	Community Charter Schools, Series 2007A, 5.250%, 6/15/27
1,000	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds,	5/17 at 100.00	BBB	1,028,040
	Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project, Series
	2007, 5.000%, 11/15/22
395	Madison County, Florida, First Mortgage Revenue Bonds, Twin Oaks Project, Series 2005A,	11/16 at 100.00	N/R	236,878
	6.000%, 7/01/25 (6)
5,615	Martin County Industrial Development Authority, Florida, Industrial Development Revenue	6/20 at 100.00	Ba1	5,943,926
	Refunding Bonds, Indiantown Cogeneration LP, Series 2013, 3.950%, 12/15/21 (Alternative
	Minimum Tax)
	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Tender Option
	Bond Trust 2016-XG0099:
700	18.633%, 7/01/22 (IF) (5)	No Opt. Call	A	1,417,570
820	18.633%, 7/01/23 (IF) (5)	7/22 at 100.00	A	1,777,145
1,115	18.633%, 7/01/24 (IF) (5)	7/22 at 100.00	A	2,359,619
800	18.633%, 7/01/25 (IF) (5)	7/22 at 100.00	A	1,665,160
1,080	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement	No Opt. Call	N/R	1,181,401
	Revenue Bonds, Refunding Series 2012, 4.875%, 5/01/22
1,750	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds,	No Opt. Call	N/R	1,884,488
	Development Unit 16, Refunding Series 2012, 5.125%, 8/01/22
500	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, BRCH	12/24 at 100.00	BBB+	608,515
	Corporation Obligated Group, Refunding Series 2014, 5.000%, 12/01/25
900	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Jupiter Medical Center,	11/22 at 100.00	BBB+	1,007,874
	Series 2013A, 5.000%, 11/01/33
555	Pelican Marsh Community Development District, Florida, Special Assessment Revenue Bonds,	No Opt. Call	N/R	575,979
	Refunding Series 2013, 3.500%, 5/01/19
2,150	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 144A, 5.500%, 10/01/24	10/17 at 100.00	BBB	2,240,858
1,735	South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds,	No Opt. Call	BBB–	1,936,087
	Refunding Series 2012, 5.000%, 5/01/26
1,130	Stonegate Community Development District, Florida, Special Assessment Revenue Bonds,	5/23 at 100.00	N/R	1,194,986
	Refunding Series 2013, 4.000%, 5/01/25
	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central
	Florida Health Alliance Projects, Series 2014B:
2,925	5.000%, 7/01/29	7/24 at 100.00	A–	3,497,363
2,350	5.000%, 7/01/30	7/24 at 100.00	A–	2,794,033
1,560	5.000%, 7/01/31	7/24 at 100.00	A–	1,849,864
1,400	5.000%, 7/01/32	7/24 at 100.00	A–	1,655,738
	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Tender Option Bond
	Trust 2016-XG0097:
400	18.612%, 7/01/27 (IF) (5)	7/22 at 100.00	A	787,720
290	18.612%, 7/01/28 (IF) (5)	7/22 at 100.00	A	564,398
1,000	13.663%, 7/01/29 (IF) (5)	7/22 at 100.00	A	1,581,500
1,000	13.663%, 7/01/30 (IF) (5)	7/22 at 100.00	A	1,556,650
1,000	18.612%, 7/01/31 (IF) (5)	7/22 at 100.00	A	1,891,200
1,800	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006,	11/16 at 100.00	N/R	1,802,232
	5.400%, 5/01/37
1,695	Venetian Community Development District, Sarasota County, Florida, Capital Improvement	5/22 at 100.00	N/R	1,844,855
	Revenue Bonds, Series 2012-A2, 5.000%, 5/01/23
2,525	Verandah West Community Development District, Florida, Capital Improvement Revenue Bonds,	No Opt. Call	N/R	2,596,356
	Refunding Series 2013, 4.000%, 5/01/23
555	Vizcaya in Kendall Community Development District, Florida, Special Assessment Revenue Bonds,	No Opt. Call	N/R	599,245
	Phase Two Assessment Area, Refunding Series 2012A-2, 5.600%, 5/01/22
65,715	Total Florida			76,902,655
	Georgia – 1.2% (1.0% of Total Investments)
2,000	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air	6/20 at 100.00	Baa3	2,456,120
	Lines, Inc. Project, Series 2009A, 8.750%, 6/01/29
	Fulton County Residential Care Facilities Elderly Authority, Georgia, First Mortgage Revenue
	Bonds, Lenbrook Project, Series 2006A:
1,200	5.000%, 7/01/17	1/17 at 100.00	N/R	1,209,144
4,500	5.000%, 7/01/27	1/17 at 100.00	N/R	4,523,174
7,700	Total Georgia			8,188,438
	Guam – 2.6% (2.1% of Total Investments)
500	Government of Guam, Hotel Occupancy Tax Revenue Bonds, Series 2011A, 5.000%, 11/01/16	No Opt. Call	A–	503,455
	Guam Government Department of Education, Certificates of Participation, John F. Kennedy High
	School Project, Series 2010A:
1,500	6.000%, 12/01/20	No Opt. Call	B+	1,613,655
325	6.875%, 12/01/40	12/20 at 100.00	B+	359,954
1,100	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds,	7/24 at 100.00	A–	1,290,234
	Refunding Series 2014A, 5.000%, 7/01/29
2,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds,	7/20 at 100.00	A–	2,219,520
	Series 2010, 5.250%, 7/01/25
1,365	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds,	7/23 at 100.00	A–	1,631,598
	Series 2013, 5.250%, 7/01/24
	Guam Government, General Obligation Bonds, Series 2009A:
865	6.000%, 11/15/19	No Opt. Call	BB–	956,681
2,500	6.750%, 11/15/29 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (4)	2,971,325
2,000	Guam Government, General Obligation Bonds, Series 2007A, 5.000%, 11/15/23	11/17 at 100.00	BB– (4)	2,105,960
	(Pre-refunded 11/15/17)
1,000	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.375%, 12/01/24	12/19 at 100.00	BBB+ (4)	1,145,880
	(Pre-refunded 12/01/19)
2,025	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/30 – AGM Insured	10/22 at 100.00	AA	2,404,161
200	Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/31	10/24 at 100.00	BBB	231,314
15,380	Total Guam			17,433,737
	Hawaii – 1.2% (1.0% of Total Investments)
6,070	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific	No Opt. Call	N/R	6,187,150
	University, Series 2015, 5.000%, 7/01/20
575	Hawaii Housing Finance and Development Corporation, Multifamily Housing Revenue Bonds,	No Opt. Call	BBB	597,868
	Wilikina Apartments Project, Series 2012A, 4.250%, 5/01/22
1,550	Hawaii State Department of Transportation, Special Facility Revenue Bonds, Continental	11/16 at 100.00	BB–	1,556,262
	Airlines Inc., Series 1997, 5.625%, 11/15/27 (Alternative Minimum Tax)
8,195	Total Hawaii			8,341,280
	Illinois – 13.2% (10.5% of Total Investments)
1,070	Bellwood, Illinois, General Obligation Bonds, Series 2008, 7.000%, 12/01/29	12/16 at 100.00	N/R (4)	1,087,644
	(Pre-refunded 12/01/16)
8,480	CenterPoint Intermodal Center Program Trust, Illinois, Class A Certificates, Series 2004,	12/16 at 100.00	N/R	8,492,973
	3.490%, 6/15/23
1,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series	12/25 at 100.00	B+	1,064,230
	2016A, 7.000%, 12/01/26
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1998B-1:
1,470	0.000%, 12/01/22 – NPFG Insured	No Opt. Call	AA–	1,193,258
1,500	0.000%, 12/01/27 – NPFG Insured	No Opt. Call	AA–	966,900
2,627	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th and State	No Opt. Call	N/R	2,651,354
	Redevelopment Project, Series 2012, 6.100%, 1/15/29
254	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, MetraMarket Project,	11/16 at 100.00	Ba2	254,460
	Series 2010, 6.870%, 2/15/24
879	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds,	11/16 at 100.00	N/R	626,745
	Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26 (6)
2,465	Chicago, Illinois, General Obligation Bonds, Refunding Series 2008A, 5.250%, 1/01/33	No Opt. Call	BBB+	2,511,564
680	Chicago, Illinois, General Obligation Bonds, Refunding Series 2012C, 5.000%, 1/01/23	1/22 at 100.00	BBB+	726,471
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
850	5.000%, 1/01/24	No Opt. Call	BBB+	922,063
1,500	5.000%, 1/01/25	No Opt. Call	BBB+	1,630,815
	Cook County, Illinois, General Obligation Bonds, Tender Option Bond Trust 2015-XF0124:
1,000	18.396%, 11/15/29 (IF) (5)	11/22 at 100.00	AA–	1,597,900
3,040	18.396%, 11/15/33 (IF) (5)	11/22 at 100.00	AA–	4,932,096
1,000	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International	10/20 at 100.00	Caa1	1,005,450
	Corporation Project, Series 2010, 6.500%, 10/15/40
	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation,
	Series 2007:
1,650	5.000%, 12/01/21	12/16 at 100.00	BBB	1,661,583
4,000	5.000%, 12/01/26	12/16 at 100.00	BBB	4,020,800
5,530	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International	10/20 at 100.00	Caa1	5,566,332
	Corporation Project, Series 2010, 6.500%, 10/15/40
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Tender Option Bond Trust
	2016-XF2339:
480	18.458%, 9/01/21 (IF) (5)	No Opt. Call	BBB	840,576
330	18.426%, 9/01/21 (IF) (5)	No Opt. Call	BBB	577,424
435	18.411%, 9/01/22 (IF) (5)	No Opt. Call	BBB	797,664
3,250	Illinois Finance Authority, Revenue Bonds, Friendship Village of Schaumburg, Series 2005A,	11/16 at 100.00	BB–	3,252,633
	5.375%, 2/15/25
	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding
	Series 2006A:
2,680	5.000%, 4/01/24	11/16 at 100.00	Baa3	2,681,983
1,950	5.000%, 4/01/26	11/16 at 100.00	Baa3	1,951,112
	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013:
650	4.000%, 5/15/18	No Opt. Call	Baa1	676,163
770	4.000%, 5/15/19	No Opt. Call	Baa1	817,578
895	5.000%, 5/15/20	No Opt. Call	Baa1	996,019
1,035	5.000%, 5/15/21	No Opt. Call	Baa1	1,176,143
1,210	5.000%, 5/15/22	No Opt. Call	Baa1	1,397,066
1,575	5.000%, 5/15/24	5/22 at 100.00	Baa1	1,797,075
2,000	Illinois Finance Authority, Revenue Bonds, Presence Health Network, Series 2016C,	No Opt. Call	BBB	2,327,100
	5.000%, 2/15/24
120	Illinois Finance Authority, Revenue Bonds, Resurrection Health Care Corporation, Refunding	5/19 at 100.00	N/R (4)	137,251
	Series 2009, 6.125%, 5/15/25 (Pre-refunded 5/15/19)
	Illinois Finance Authority, Revenue Bonds, Resurrection Health Care Corporation, Refunding
	Series 2009:
100	6.125%, 5/15/25 (Pre-refunded 5/15/19)	5/19 at 100.00	N/R (4)	114,376
3,280	6.125%, 5/15/25 (Pre-refunded 5/15/19)	5/19 at 100.00	BBB (4)	3,751,533
620	Illinois Finance Authority, Revenue Bonds, Swedish Covenant Hospital, Refunding Series 2010A,	No Opt. Call	BBB+	640,014
	5.000%, 8/15/17
2,500	Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding Series 2014, 5.000%,	6/24 at 100.00	AA	2,927,850
	6/15/27 – AGM Insured
2,300	Illinois Sports Facility Authority, State Tax Supported Bonds, Series 2001, 0.000%, 6/15/23 –	No Opt. Call	A	1,930,206
	AMBAC Insured
1,450	Illinois State, General Obligation Bonds, February Series 2014, 5.000%, 2/01/24	No Opt. Call	BBB+	1,667,848
1,500	Illinois State, General Obligation Bonds, January Series 2016, 5.000%, 1/01/21	No Opt. Call	BBB+	1,664,775
	Illinois State, General Obligation Bonds, Refunding Series 2012:
1,000	5.000%, 8/01/20 – AGM Insured	No Opt. Call	AA	1,125,390
1,750	5.000%, 8/01/22	No Opt. Call	BBB+	1,982,610
4,000	5.000%, 8/01/23 – AGM Insured	No Opt. Call	AA	4,690,160
2,000	Illinois State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1010, 14.995%,	No Opt. Call	AA	3,380,320
	8/01/23 – AGM Insured (IF) (5)
	Romeoville, Illinois, Revenue Bonds, Lewis University Project, Series 2015:
1,100	5.000%, 10/01/25	4/25 at 100.00	BBB+	1,326,798
200	5.000%, 10/01/26	4/25 at 100.00	BBB+	240,072
2,500	Wauconda, Illinois, Special Service Area 1 Serial Tax Bonds, Liberty Lake Project, Refunding	3/25 at 100.00	AA	2,942,425
	Series 2015, 5.000%, 3/01/33 – BAM Insured
80,675	Total Illinois			88,722,802
	Indiana – 3.1% (2.5% of Total Investments)
1,250	Carmel, Indiana, Revenue Bonds, Barrington of Carmel Project, Series 2012A, 6.000%, 11/15/22	No Opt. Call	N/R	1,408,475
4,345	Indiana Finance Authority, Educational Facilities Revenue Bonds, 21st Century Charter School	3/23 at 100.00	B+	4,368,289
	Project, Series 2013A, 6.000%, 3/01/33
915	Indiana Finance Authority, Educational Facilities Revenue Bonds, CFM-Northwest Indiana, LLC	No Opt. Call	B–	956,184
	Project, Refunding Series 2013A, 6.250%, 7/01/23
890	Indiana Finance Authority, Educational Facilities Revenue Bonds, Charter Facilities Management	No Opt. Call	B–	930,059
	Indianapolis LLC Project, Series 2013A, 6.250%, 7/01/23
760	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For	10/19 at 100.00	B–	749,672
	Educational Excellence, Inc., Series 2009A, 6.000%, 10/01/21
5,590	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel	6/20 at 100.00	B	5,555,230
	Corporation Project, Refunding Series 2010, 6.000%, 12/01/26
6,330	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel	No Opt. Call	B	6,340,000
	Corporation Project, Refunding Series 2011, 6.000%, 12/01/19
380	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2013,	No Opt. Call	N/R	447,587
	5.875%, 1/01/24 (Alternative Minimum Tax)
20,460	Total Indiana			20,755,496
	Iowa – 1.9% (1.5% of Total Investments)
	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company
	Project, Series 2013:
8,630	5.000%, 12/01/19	No Opt. Call	B+	8,987,541
1,150	5.500%, 12/01/22	12/18 at 100.00	B+	1,191,757
2,100	5.250%, 12/01/25	12/23 at 100.00	B+	2,268,735
125	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Upper Iowa	No Opt. Call	BB	125,000
	University Project, Series 2012, 3.000%, 9/01/16
	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Upper Iowa
	University Project, Series 2013:
180	4.000%, 9/01/18 (ETM)	No Opt. Call	BB (4)	191,363
200	3.000%, 9/01/19 (ETM)	No Opt. Call	BB (4)	212,474
12,385	Total Iowa			12,976,870
	Kansas – 2.1% (1.7% of Total Investments)
2,000	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt	5/22 at 100.00	AA	3,852,700
	Obligated Group, Tender Option Bond Trust 2016-XG0056, 19.874%, 11/15/32 (IF) (5)
310	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt	5/22 at 100.00	AA	541,586
	Obligated Group, Tender Option Bond Trust 2015-XF2190, 16.292%, 11/15/32 (IF) (5)
200	Kansas Power Pool, a Municipal Energy Agency Electric Utility Revenue Bonds, DogWood Facility,	12/25 at 100.00	A3	242,650
	Series 2015A, 5.000%, 12/01/28
2,000	Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community Improvement District	No Opt. Call	N/R	1,908,120
	No. 1 Project, Series 2012B, 6.100%, 12/15/34
8,000	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate	No Opt. Call	N/R	7,480,080
	Project, Series 2012, 5.250%, 12/15/29
12,510	Total Kansas			14,025,136
	Louisiana – 1.1% (0.8% of Total Investments)
	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East
	Jefferson General Hospital, Refunding Series 2011:
1,850	6.250%, 7/01/26	No Opt. Call	BB	1,856,679
60	6.250%, 7/01/31	7/21 at 100.00	BB	68,841
1,500	Louisiana Local Government Environmental Facilities & Community Development Authority,	11/17 at 100.00	BBB	1,598,520
	Revenue Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,
	Series 2011:
250	5.250%, 5/15/22 (Pre-refunded 5/15/21)	5/21 at 100.00	A– (4)	300,093
500	6.250%, 5/15/31 (Pre-refunded 5/15/21)	5/21 at 100.00	A– (4)	623,175
1,000	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A,	No Opt. Call	A	1,205,020
	5.000%, 7/01/22
1,000	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/21	No Opt. Call	A–	1,178,890
285	Saint Tammany Public Trust Financing Authority, Louisiana, Revenue Bonds, Christwood Project,	11/24 at 100.00	N/R	312,303
	Refunding Series 2015, 5.250%, 11/15/29
6,445	Total Louisiana			7,143,521
	Maine – 0.1% (0.0% of Total Investments)
350	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical	No Opt. Call	BBB	409,535
	Center Obligated Group Issue, Series 2013, 5.000%, 7/01/22
	Maryland – 0.2% (0.2% of Total Investments)
1,165	Maryland Economic Development Corporation, Private Activity Revenue Bonds AP, Purple Line	9/26 at 100.00	BBB+	1,426,636
	Light Rail Project, Green Bonds, Series 2016D, 5.000%, 3/31/30 (Alternative Minimum Tax)
	Massachusetts – 1.0% (0.8% of Total Investments)
1,755	Massachusetts Development Finance Agency, Revenue Bonds, Boston Architectural College, Series	1/17 at 100.00	N/R	1,763,161
	2006, 5.000%, 1/01/27 – ACA Insured
1,695	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds Issue K Series	7/22 at 100.00	AA	1,875,026
	2013, 5.250%, 7/01/29 (Alternative Minimum Tax)
3,150	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series	1/17 at 100.00	N/R	3,163,010
	2001A, 5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)
6,600	Total Massachusetts			6,801,197
	Michigan – 6.2% (5.0% of Total Investments)
205	Detroit Downtown Development Authority, Michigan, Tax Increment Refunding Bonds, Development	1/17 at 100.00	AA–	205,168
	Area 1 Projects, Series 1998A, 4.750%, 7/01/25 – NPFG Insured
	Detroit, Michigan, General Obligation Bonds, Series 2001A-1:
24	5.375%, 4/01/18 (Pre-refunded 9/14/16) – NPFG Insured	9/16 at 100.00	A3 (4)	24,043
48	5.000%, 4/01/19 (Pre-refunded 9/14/16)	9/16 at 100.00	A3 (4)	48,079
1,700	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 5.000%,	11/16 at 100.00	AA–	1,705,695
	7/01/36 – NPFG Insured
1,055	East Lansing, Michigan, Economic Development Corporation Limited Obligation Bonds, Burcham	11/16 at 100.00	N/R	1,055,812
	Hills Retirement Community First Mortgage, Series 2007-B1, 5.250%, 7/01/37
1,270	Flint Hospital Building Authority, Michigan, Building Authority Revenue Bonds, Hurley Medical	No Opt. Call	BBB–	1,358,532
	Center, Series 2013A, 5.000%, 7/01/23
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &
	Sewerage Department Water Supply System Local Project, Series 2014C-3:
5,000	5.000%, 7/01/24 – AGM Insured	No Opt. Call	AA	6,188,750
5,000	5.000%, 7/01/25 – AGM Insured	7/24 at 100.00	AA	6,143,600
5,000	5.000%, 7/01/26 – AGM Insured	7/24 at 100.00	AA	6,106,850
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &
	Sewerage Department Water Supply System Local Project, Series 2014C-7:
2,000	5.000%, 7/01/25 – NPFG Insured	7/24 at 100.00	AA–	2,437,880
2,000	5.000%, 7/01/26 – NPFG Insured	7/24 at 100.00	AA–	2,423,340
750	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Old	No Opt. Call	BB–	771,008
	Redford Academy Project, Series 2010A, 5.250%, 12/01/20
340	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning	No Opt. Call	BB–	344,498
	Academy Project, Refunding Series 2011, 6.000%, 10/01/21
825	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Tender Option Bond	12/20 at 100.00	AA–	1,431,309
	Trust 2015-XF0126, 19.947%, 12/01/27 (IF) (5)
470	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Richfield	9/17 at 100.00	BBB–	479,193
	Public School Academy, Series 2007, 5.000%, 9/01/22
1,900	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit Thermal LLC Project, Series	12/23 at 100.00	N/R	1,928,329
	2013, 8.500%, 12/01/30 (Alternative Minimum Tax)
7,505	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Events Center Project, Series	7/18 at 100.00	N/R	7,690,899
	2014A, 4.125%, 7/01/45 (Mandatory put 1/01/19)
1,625	Star International Academy, Wayne County, Michigan, Public School Academy Revenue Bonds,	No Opt. Call	BBB	1,714,213
	Refunding Series 2012, 5.000%, 3/01/33
36,717	Total Michigan			42,057,198
	Minnesota – 0.1% (0.1% of Total Investments)
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Minneapolis College of Art and
	Design, Series 2015-8D:
260	4.000%, 5/01/24	5/23 at 100.00	Baa2	287,622
250	4.000%, 5/01/26	5/23 at 100.00	Baa2	273,160
510	Total Minnesota			560,782
	Mississippi – 0.6% (0.5% of Total Investments)
1,845	Mississippi Business Finance Corporation, Gulf Opportunity Zone Industrial Development Revenue	12/16 at 100.00	BB+	1,856,900
	Bonds, Northrop Grumman Ship Systems Inc. Project, Series 2006, 4.550%, 12/01/28
	Mississippi Development Bank Special Obligation Bonds, Marshall County Industrial Development
	Authority, Mississippi Highway Construction Project, Tender Option Bond Trust 2016-XG0092:
800	20.293%, 1/01/26 (IF) (5)	1/22 at 100.00	AA–	1,510,440
500	20.293%, 1/01/28 (IF) (5)	1/22 at 100.00	AA–	918,875
3,145	Total Mississippi			4,286,215
	Missouri – 1.4% (1.1% of Total Investments)
3,500	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds,	11/16 at 100.00	N/R	3,506,790
	Briarcliff West Project, Series 2006A, 5.400%, 6/01/24
585	Pevely, Missouri, Neighborhood Improvement District Bonds, Southern Heights Project, Series	11/16 at 100.00	AA	586,562
	2004, 5.250%, 3/01/22 – RAAI Insured
3,000	Poplar Bluff Regional Transportation Development District, Missouri, Transportation Sales Tax	No Opt. Call	BBB	3,224,610
	Revenue Bonds, Series 2012, 4.000%, 12/01/36
865	Raymore, Missouri, Tax Increment Revenue Bonds, Raymore Galleria Project, Refunding &	5/23 at 100.00	N/R	936,544
	Improvement Series 2014A, 5.000%, 5/01/24
	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North
	Village Project, Series 2005B:
405	5.375%, 11/01/23	11/16 at 100.00	N/R	405,855
905	5.500%, 11/01/27	11/16 at 100.00	N/R	906,638
9,260	Total Missouri			9,566,999
	Nebraska – 0.7% (0.6% of Total Investments)
2,000	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A,	No Opt. Call	A	2,362,820
	5.250%, 12/01/21
1,445	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012,	9/22 at 100.00	A	1,647,719
	5.000%, 9/01/32
635	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation	5/24 at 100.00	BBB+	762,140
	Hospital Project, Series 2014, 5.000%, 5/15/26
4,080	Total Nebraska			4,772,679
	Nevada – 1.1% (0.8% of Total Investments)
1,630	Carson City, Nevada, Hospital Revenue Bonds, Carson-Tahoe Regional Healthcare Project,	No Opt. Call	BBB+	1,870,246
	Refunding Series 2012, 5.000%, 9/01/27
620	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	A+	693,724
	International Airport, Series 2010A, 5.000%, 7/01/30
	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-13 Cornerstone,
	Refunding Series 2013:
440	4.000%, 3/01/17	No Opt. Call	N/R	442,794
520	4.000%, 3/01/18	No Opt. Call	N/R	526,947
495	4.000%, 3/01/19	No Opt. Call	N/R	502,900
565	5.000%, 3/01/20	No Opt. Call	N/R	593,024
595	5.000%, 3/01/21	No Opt. Call	N/R	627,326
615	5.000%, 3/01/22	No Opt. Call	N/R	650,430
1,000	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A, 7.500%,	6/19 at 100.00	BBB+ (4)	1,183,110
	6/15/23 (Pre-refunded 6/15/19)
6,480	Total Nevada			7,090,501
	New Hampshire – 0.2% (0.2% of Total Investments)
	Manchester Housing and Redevelopment Authority, New Hampshire, Revenue Bonds, Series 2000B:
265	0.000%, 1/01/17 – ACA Insured	No Opt. Call	AA	262,861
500	0.000%, 1/01/18 – ACA Insured	No Opt. Call	AA	483,390
320	0.000%, 1/01/19 – ACA Insured	No Opt. Call	AA	300,934
370	0.000%, 1/01/20 – ACA Insured	No Opt. Call	AA	337,636
1,455	Total New Hampshire			1,384,821
	New Jersey – 7.0% (5.6% of Total Investments)
3,275	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The	1/18 at 100.00	N/R	3,429,122
	Evergreens Project, Series 2007, 5.625%, 1/01/38
900	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012,	6/22 at 100.00	BBB+	1,013,202
	5.000%, 6/15/25
	New Jersey Economic Development Authority, School Facilities Construction Financing Program
	Bonds, Tender Option Bond Trust 2016-XF2340:
1,440	3.341%, 9/01/25 (IF) (5)	3/25 at 100.00	A–	861,480
1,200	4.826%, 9/01/27 (IF) (5)	3/23 at 100.00	A–	701,520
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental
	Airlines Inc., Series 1999:
3,000	5.125%, 9/15/23 (Alternative Minimum Tax)	9/16 at 100.00	BB–	3,388,710
7,550	5.250%, 9/15/29 (Alternative Minimum Tax)	9/22 at 101.00	BB–	8,469,213
7,000	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/21 at 100.00	BB+	7,791,350
	University Hospital, Refunding Series 2011, 6.000%, 7/01/26
1,200	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Princeton HealthCare	7/26 at 100.00	Baa2	1,501,032
	System, Series 2016A, 5.000%, 7/01/30
5,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s	7/18 at 100.00	BBB– (4)	5,542,050
	Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38 (Pre-refunded 7/01/18)
815	New Jersey Health Care Facilities Financing Authority, Trinitas Hospital Obligated Group,	7/17 at 100.00	BBB	845,440
	Series 2007A, 5.250%, 7/01/23
500	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 2016-XF1057, 18.732%,	No Opt. Call	AA–	1,000,875
	1/01/24 (IF) (5)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
10,985	4.625%, 6/01/26	6/17 at 100.00	B+	11,090,016
1,380	5.000%, 6/01/29	6/17 at 100.00	B	1,393,303
44,245	Total New Jersey			47,027,313
	New Mexico – 0.5% (0.4% of Total Investments)
1,215	Bernalillo County, New Mexico, Multifamily Housing Revenue Bonds, Valencia Retirement	11/16 at 100.00	N/R	1,216,118
	Apartments Project, Series 2001A, 5.450%, 6/01/34 – AMBAC Insured (Alternative Minimum Tax)
2,000	Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL Castillo Retirement Residences	No Opt. Call	BBB–	2,179,200
	Project, Series 2012, 5.000%, 5/15/32
3,215	Total New Mexico			3,395,318
	New York – 6.3% (5.0% of Total Investments)
	Build New York City Resource Corporation, New York, Revenue Bonds, Bronx Charter School for
	Excellence, Series 2013A:
505	4.000%, 4/01/20	No Opt. Call	BBB–	527,316
570	4.000%, 4/01/23	No Opt. Call	BBB–	600,683
	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt
	Paper NY, Inc. Project, Series 2014:
255	3.750%, 1/01/20 (Alternative Minimum Tax)	No Opt. Call	N/R	267,396
1,080	4.500%, 1/01/25 (Alternative Minimum Tax)	No Opt. Call	N/R	1,202,245
	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University,
	Series 2013A:
820	5.000%, 5/01/23	No Opt. Call	BB+	963,844
975	5.000%, 5/01/28	5/23 at 100.00	BB+	1,109,033
20	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series	No Opt. Call	N/R (4)	24,651
	2013A, 5.000%, 5/01/23 (ETM)
25	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series	5/23 at 100.00	N/R (4)	30,814
	2013A, 5.000%, 5/01/28 (Pre-refunded 5/01/23)
1,000	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group	12/18 at 100.00	Ba1	1,105,020
	Revenue Bonds, Series 2008, 6.500%, 12/01/21
1,000	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds,	11/16 at 100.00	B–	1,003,600
	Refunding Series 2006A-2, 5.250%, 6/01/26
200	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn	No Opt. Call	BB–	201,110
	College of Aeronautics, Series 2006A, 5.000%, 12/01/16
70	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn	No Opt. Call	BB–	70,389
	College of Aeronautics, Series 2006B, 5.000%, 12/01/16
190	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball	1/17 at 100.00	BBB	192,366
	Stadium Project, Series 2006, 5.000%, 1/01/22 – AMBAC Insured
6,500	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	7,659,600
	Center Project, Class 2 Series 2014, 5.150%, 11/15/34
2,755	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds,	No Opt. Call	BB	3,107,089
	American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016,
	5.000%, 8/01/21 (Alternative Minimum Tax)
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds,
	American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016:
1,700	5.000%, 8/01/26 (Alternative Minimum Tax)	8/21 at 100.00	BB	1,897,948
430	5.000%, 8/01/31 (Alternative Minimum Tax)	8/21 at 100.00	BB	473,783
1,600	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds,	6/17 at 100.00	N/R	1,634,816
	Series 2007A, 5.000%, 12/01/23
5,000	Suffolk County Industrial Development Agency, New York, Continuing Care Retirement Community	11/16 at 100.00	BBB–	5,024,000
	Revenue Bonds, Jefferson’s Ferry Project, Series 2006, 5.000%, 11/01/28
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
5,060	5.000%, 6/01/26	11/16 at 100.00	BB–	5,071,739
10,000	5.000%, 6/01/34	11/16 at 100.00	B	10,010,300
39,755	Total New York			42,177,742
	Ohio – 8.3% (6.6% of Total Investments)
21,900	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	B–	21,504,486
	Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24
6,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy	No Opt. Call	Baa2	6,188,100
	Generation Corporation Project, Refunding Series 2009D, 4.250%, 8/01/29 (Mandatory put
	9/15/21) (WI/DD, Settling 9/15/16)
14,195	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy	No Opt. Call	Ba2	14,100,745
	Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (Mandatory put 12/03/18)
2,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation	No Opt. Call	BBB–	2,218,240
	Project, Series 2009E, 5.625%, 10/01/19
130	Ohio Air Quality Development Authority, Revenue Refunding Bonds, AK Steel Holding Corporation,	2/22 at 100.00	B–	114,141
	Series 2012A, 6.750%, 6/01/24 (Alternative Minimum Tax)
250	Ohio Water Development Authority, Ohio, Environmental Improvement Bonds, United States Steel	No Opt. Call	B	248,553
	Corporation Project, Refunding Series 2011, 6.600%, 5/01/29
2,000	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy	No Opt. Call	Ba2	1,992,060
	Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33
3,400	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System	No Opt. Call	BB	3,801,200
	Obligated Group Project, Refunding and Improvement Series 2012, 5.000%, 12/01/22
6,000	State of Ohio, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1997	2/17 at 100.00	B+	6,003,000
	Remarketed, 5.600%, 8/01/32 (Alternative Minimum Tax)
55,875	Total Ohio			56,170,525
	Oklahoma – 0.6% (0.5% of Total Investments)
3,300	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding	No Opt. Call	BB–	3,854,235
	Series 2015, 5.000%, 6/01/35 (Mandatory put 6/01/25) (Alternative Minimum Tax)
	Oregon – 0.3% (0.2% of Total Investments)
1,000	Astoria Hospital Facilities Authority, Oregon, Hospital Revenue and Refunding Bonds, Columbia	No Opt. Call	BBB–	1,125,840
	Memorial Hospital, Series 2012, 5.000%, 8/01/31
730	Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise Cascade Project, Series	No Opt. Call	N/R	732,453
	1997, 5.650%, 12/01/27
1,730	Total Oregon			1,858,293
	Pennsylvania – 6.3% (5.0% of Total Investments)
2,229	Aliquippa Municipal Water Authority, Pennsylvania, Water and Sewer Revenue Bonds, Subordinated	No Opt. Call	N/R	2,327,779
	Series 2013, 5.000%, 5/15/26
	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement
	Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009:
3,320	6.500%, 5/01/17	No Opt. Call	B	3,352,901
3,300	6.750%, 11/01/24	11/19 at 100.00	B	3,311,946
420	6.875%, 5/01/30	11/19 at 100.00	B	417,631
2,265	Allegheny County Industrial Development Authority, Pennsylvania, Revenue Bonds, United States	No Opt. Call	B	2,274,468
	Steel Corporation, Series 2005, 5.500%, 11/01/16
835	Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue Bonds, Pittsburg Mills	11/16 at 100.00	N/R	835,217
	Project, Series 2004, 5.600%, 7/01/23
3,685	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue	No Opt. Call	Baa2	4,099,784
	Bonds, Series 2012A, 5.000%, 5/01/32
4,025	Butler County Industrial Development Authority, Pennsylvania, Revenue Refunding Bonds, AK	No Opt. Call	B–	3,511,491
	Steel Corporation Project, Series 2012-A, 6.250%, 6/01/20 (Alternative Minimum Tax)
1,450	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2013A,	No Opt. Call	BBB	1,673,924
	5.000%, 7/01/23
825	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc. –	7/25 at 100.00	BBB–	948,956
	Student Housing Project at Millersville University, Series 2015, 5.000%, 7/01/30
1,000	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, Whitemarsh	1/25 at 100.00	N/R	1,064,390
	Continuing Care Retirement Community Project, Series 2015, 5.000%, 1/01/30
1,595	Northampton County Industrial Development Authority, Pennsylvania, Revenue Bonds, Morningstar	No Opt. Call	BBB–	1,733,334
	Senior Living, Inc., Series 2012, 5.000%, 7/01/27
4,000	Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds (USG	12/16 at 100.00	B+	4,001,880
	Corporation Project) Series 1999, 6.000%, 6/01/31 (Alternative Minimum Tax)
1,805	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	No Opt. Call	Ba2	1,690,346
	Shippingport Project, First Energy Guarantor., Series 2005A, 3.750%, 12/01/40
750	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds,	1/20 at 100.00	BBB+	828,998
	Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32
4,000	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	No Opt. Call	AA	4,799,920
	Philadelphia, Series 2006B, 5.000%, 6/01/27 – AGM Insured
1,000	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	7/17 at 100.00	BBB–	1,021,380
	Revenue Bonds, Temple University Health System Obligated Group, Series 2007B, 5.500%, 7/01/26
3,000	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	No Opt. Call	BBB–	3,104,250
	Revenue Bonds, Temple University Health System Obligated Group, Series 2012B, 6.250%, 7/01/23
1,315	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds,	No Opt. Call	Ba1	1,322,969
	Series 2012C, 3.000%, 1/01/17
40,819	Total Pennsylvania			42,321,564
	Puerto Rico – 0.6% (0.4% of Total Investments)
3,500	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C,	No Opt. Call	Ca	3,767,715
	5.500%, 7/01/27 – AMBAC Insured
	Rhode Island – 1.0% (0.8% of Total Investments)
6,000	Rhode Island Health & Educational Building Corporation, Public Schools Financing Program	5/19 at 100.00	A3	6,617,400
	Revenue Bonds, Pooled Series 2009E, 6.000%, 5/15/29 – AGC Insured
	South Carolina – 1.3% (1.1% of Total Investments)
1,450	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds,	2/25 at 100.00	BB	1,513,641
	Palmetto Scholars Academy Project, Series 2015A, 5.125%, 8/15/35
	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Bon Secours
	Health System Obligated Group, Tender Option Bond Trust 2016-XG0098:
1,500	18.553%, 11/01/27 (IF) (5)	11/22 at 100.00	A2	2,985,000
1,010	18.536%, 11/01/28 (IF) (5)	11/22 at 100.00	A2	1,982,216
1,255	18.553%, 11/01/29 (IF) (5)	11/22 at 100.00	A2	2,435,328
5,215	Total South Carolina			8,916,185
	Tennessee – 1.6% (1.3% of Total Investments)
2,000	Clarksville Natural Gas Acquisition Corporation, Tennessee, Natural Gas Revenue Bonds, Series	No Opt. Call	A	2,333,540
	2006, 5.000%, 12/15/21 – SYNCORA GTY Insured
1,935	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue	No Opt. Call	A	2,304,662
	Refunding Bonds, Covenant Health, Series 2012A, 5.000%, 1/01/26
	Knox County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Bonds,
	Provision Center for Proton Therapy Project, Series 2014:
4,280	5.250%, 5/01/25	11/24 at 100.00	N/R	4,336,496
525	6.000%, 5/01/34	11/24 at 100.00	N/R	531,085
1,000	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 5.000%, 2/01/23	No Opt. Call	A	1,190,410
9,740	Total Tennessee			10,696,193
	Texas – 9.0% (7.2% of Total Investments)
275	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, First Tier	1/17 at 100.00	BBB–	277,362
	Series 2006A, 5.000%, 1/01/34 – SYNCORA GTY Insured
7,000	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Second Tier	1/17 at 100.00	BB	7,068,180
	Series 2006B, 5.750%, 1/01/24
	Austin, Texas, Estancia Hill Country Public Improvement District, Area 1 Special Assessment
	Revenue Bonds, Series 2013:
1,300	4.500%, 11/01/18	No Opt. Call	N/R	1,345,838
1,500	6.000%, 11/01/28	11/23 at 100.00	N/R	1,649,295
570	Bexar County, Texas, Health Facilities Development Corporation Revenue Bonds, Army Retirement	7/17 at 100.00	BBB	583,093
	Residence, Series 2007, 5.000%, 7/01/27
2,095	Board of Managers, Joint Guadalupe County – Seguin City Hospital, Texas, FHA Insured Hospital	8/18 at 100.00	N/R (4)	2,285,352
	Mortgage Revenue Bonds, Guadalupe Regional Medical Center Project, Series 2007, 5.500%,
	8/15/36 (Pre-refunded 8/15/18)
1,000	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public	No Opt. Call	BBB	1,070,830
	Schools, Series 2012, 3.750%, 8/15/22
2,000	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Tender Option Bond Trust	No Opt. Call	AA+	5,713,200
	2016-XG0090, 21.661%, 12/01/30 – AMBAC Insured (IF) (5)
2,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo	10/22 at 100.00	BB	2,146,840
	Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)
	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding
	Bonds, Young Men’s Christian Association of the Greater Houston Area, Series 2013A:
330	5.000%, 6/01/18	No Opt. Call	Baa3	349,444
1,500	5.000%, 6/01/20	No Opt. Call	Baa3	1,664,520
535	5.000%, 6/01/21	No Opt. Call	Baa3	603,180
855	5.000%, 6/01/22	No Opt. Call	Baa3	977,581
915	5.000%, 6/01/23	No Opt. Call	Baa3	1,061,839
1,500	Health Facilities Development District of Central Texas, Revenue Bonds, Legacy at Willow Bend	11/16 at 100.00	N/R	1,507,050
	Project, Series 2006A, 5.625%, 11/01/26
1,250	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc. Terminal	No Opt. Call	BB–	1,388,288
	Improvement Project, Refunding Series 2015C, 5.000%, 7/15/20 (Alternative Minimum Tax)
1,785	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc.	No Opt. Call	BB–	2,051,929
	Terminal E Project, Refunding Series 2014, 4.750%, 7/01/24 (Alternative Minimum Tax)
200	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	No Opt. Call	Baa1	231,758
	Southwest Airlines Company – Love Field Modernization Program Project, Series 2012, 5.000%,
	11/01/21 (Alternative Minimum Tax)
250	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Series	10/18 at 103.00	BB–	266,915
	2016B, 5.750%, 10/01/31 (Alternative Minimum Tax)
1,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue	4/24 at 100.00	BBB–	1,126,580
	Bonds, CHF-Collegiate Housing Corpus Christi I, L.L.C.-Texas A&M University-Corpus Christi
	Project, Series 2014A, 5.000%, 4/01/34
1,500	Red River Authority, Texas, Pollution Control Revenue Bonds, AEP Texas North Company, Public	No Opt. Call	AA–	1,647,105
	Service Company of Oklahoma and AEP Texas Central Company Oklaunion Project, Refunding
	Series 2007, 4.450%, 6/01/20 – NPFG Insured
2,680	San Antonio Public Facilities Corporation, Texas, Lease Revenue Bonds, Convention Center	9/22 at 100.00	AA+	5,116,066
	Refinancing & Expansion Project, Tender Option Bond Trust 2015-XF0125, 19.855%,
	9/15/29 (IF) (5)
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue
	Bonds, Scott & White Healthcare Project, Tender Option Bond Trust 2016-XG0058:
100	19.489%, 8/15/22 (IF) (5)	No Opt. Call	AA–	200,780
155	19.313%, 8/15/24 (IF) (5)	8/23 at 100.00	AA–	325,568
200	19.489%, 8/15/26 (IF) (5)	8/23 at 100.00	AA–	409,800
170	19.279%, 8/15/27 (IF) (5)	8/23 at 100.00	AA–	342,372
	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior
	Lien Series 2008D:
485	5.625%, 12/15/17	No Opt. Call	BBB+	501,602
9,320	6.250%, 12/15/26	No Opt. Call	BBB+	11,813,473
5,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds,	No Opt. Call	A3	5,963,600
	Series 2012, 5.000%, 12/15/22
1,190	Westlake, Texas, Special Assessment Revenue Bonds, Solana Public Improvement District,	9/25 at 100.00	N/R	1,239,421
	Series 2015, 6.125%, 9/01/35
48,660	Total Texas			60,928,861
	Utah – 0.9% (0.7% of Total Investments)
6,000	Salt Lake County, Utah, Research Facility Revenue Bonds, Huntsman Cancer Foundation, Series	12/18 at 100.00	N/R	6,340,260
	2013A-1, 5.000%, 12/01/33 (Mandatory put 12/15/20)
	Vermont – 0.6% (0.4% of Total Investments)
3,600	Vermont Economic Development Authority, Solid Waste Disposal Revenue Bonds, Casella Waste	No Opt. Call	B1	3,721,320
	Systems, Inc. Project, Series 2013, 4.750%, 4/01/36 (Mandatory put 4/02/18) (Alternative
	Minimum Tax)
	Virgin Islands – 2.0% (1.6% of Total Investments)
3,145	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series	No Opt. Call	BBB+	3,170,600
	2014C, 5.000%, 10/01/20
3,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Working Capital	10/24 at 100.00	BBB+	3,045,510
	Series 2014A, 5.000%, 10/01/29
640	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien	10/20 at 100.00	BBB	642,669
	Series 2010A, 5.000%, 10/01/25
1,515	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien,	No Opt. Call	AA	1,776,338
	Refunding Series 2013B, 5.000%, 10/01/24 – AGM Insured
4,305	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project,	10/19 at 100.00	BB	4,546,898
	Series 2009A, 6.750%, 10/01/37
12,605	Total Virgin Islands			13,182,015
	Virginia – 2.2% (1.7% of Total Investments)
	Dulles Town Center Community Development Authority, Loudon County, Virginia Special Assessment
	Refunding Bonds, Dulles Town Center Project, Series 2012:
1,265	4.000%, 3/01/20	No Opt. Call	N/R	1,327,023
1,000	5.000%, 3/01/21	No Opt. Call	N/R	1,102,830
1,410	5.000%, 3/01/22	No Opt. Call	N/R	1,571,177
	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova
	Health System, Tender Option Bond Trust 2016-XG0080:
1,800	20.293%, 5/15/27 (IF) (5)	5/22 at 100.00	AA+	3,479,670
120	20.293%, 5/15/28 (IF) (5)	5/22 at 100.00	AA+	229,644
400	15.343%, 5/15/29 (IF) (5)	5/22 at 100.00	AA+	618,220
871	Peninsula Town Center Community Development Authority, Virginia, Special Obligation Bonds,	No Opt. Call	N/R	907,861
	Series 2007, 5.800%, 9/01/17
1,000	Roanoke Economic Development Authority, Virginia, Residential Care Facility Mortgage Revenue	No Opt. Call	N/R	1,036,560
	Refunding Bonds, Virginia Lutheran Homes Brandon Oaks Project, Series 2012, 5.000%, 12/01/32
	Virginia Gateway Community Development Authority, Prince William County, Virginia, Special
	Assessment Refunding Bonds, Series 2012:
695	5.000%, 3/01/25	No Opt. Call	N/R	746,152
235	4.500%, 3/01/29	No Opt. Call	N/R	241,141
1,505	5.000%, 3/01/30	No Opt. Call	N/R	1,600,221
1,410	Virginia Small Business Financing Authority, Revenue Bonds, Hampton University, Refunding	No Opt. Call	A	1,720,045
	Series 2014, 5.000%, 10/01/23
11,711	Total Virginia			14,580,544
	Washington – 2.3% (1.9% of Total Investments)
485	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds,	4/17 at 100.00	N/R	486,513
	Series 2013, 5.750%, 4/01/43
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Group Health Cooperative of	12/16 at 100.00	AA	2,021,840
	Puget Sound, Series 2006, 5.000%, 12/01/24 – RAAI Insured
	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Mirabella
	Project, Series 2012A:
3,300	6.000%, 10/01/22	No Opt. Call	N/R	3,748,404
2,100	6.500%, 10/01/32	No Opt. Call	N/R	2,333,037
	Washington State Housing Finance Commission, Non-Profit Revenue Bonds, Emerald Heights
	Project, Refunding 2013:
1,000	5.000%, 7/01/21	No Opt. Call	A–	1,139,760
1,000	5.000%, 7/01/23	No Opt. Call	A–	1,173,620
5,000	Washington State Health Care Facilities Authority, Tender Option Bond Trust 2015-XF1017,	7/24 at 100.00	A–	4,829,400
	3.158%, 1/01/35 (Mandatory put 1/02/25) (IF) (5)
14,885	Total Washington			15,732,574
	Wisconsin – 2.4% (1.9% of Total Investments)
1,740	Green Bay Redevelopment Authority, Wisconsin, Industrial Development Revenue Bonds,	No Opt. Call	N/R	1,893,294
	Fort James Project, Series 1999, 5.600%, 5/01/19 (Alternative Minimum Tax)
	Oneida Tribe of Indians of Wisconsin, Retail Sales Revenue Bonds, Series 2011-144A:
3,915	5.500%, 2/01/21	No Opt. Call	AA–	4,325,644
350	6.500%, 2/01/31	2/19 at 102.00	AA–	397,009
415	Platteville Redevelopment Authority, Wisconsin, Revenue Bonds, University of Wisconsin –	7/22 at 100.00	BBB–	449,906
	Platteville Real Estate Foundation Project, Series 2012A, 5.000%, 7/01/42
	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Cottonwood
	Classical Preparatory School in Albuquerque, New Mexico, Series 2012A:
1,200	5.250%, 12/01/22	No Opt. Call	N/R	1,253,796
1,610	6.000%, 12/01/32	No Opt. Call	N/R	1,691,836
675	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences,	No Opt. Call	BB–	715,149
	Series 2012, 5.000%, 4/01/22
2,705	Public Finance Authority of Wisconsin, Senior Airport Facilities Revenue and Refunding Bonds,	No Opt. Call	BBB	3,037,066
	TrIPS Obligated Group, Series 2012B, 5.000%, 7/01/22 (Alternative Minimum Tax)
1,115	Public Finance Authority of Wisconsin, Student Housing Revenue Bonds, Collegiate Housing	7/25 at 100.00	BBB–	1,294,716
	Foundation – Cullowhee LLC – Western California University Project, Series 2015A,
	5.000%, 7/01/30
	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Tender Option Bond
	Trust 2015-XF0127:
50	18.600%, 4/01/22 (IF) (5)	No Opt. Call	Aa3	98,679
100	19.317%, 4/01/23 (IF) (5)	No Opt. Call	Aa3	214,420
185	18.978%, 4/01/24 (IF) (5)	4/23 at 100.00	Aa3	390,248
100	19.317%, 4/01/25 (IF) (5)	4/23 at 100.00	Aa3	207,915
250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System,	4/20 at 100.00	A–	272,680
	Inc., Series 2010B, 5.000%, 4/01/30
14,410	Total Wisconsin			16,242,358
	Wyoming – 0.1% (0.1% of Total Investments)
595	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation,	11/16 at 100.00	BBB	597,321
	Series 2005, 5.600%, 12/01/35 (Alternative Minimum Tax)
$ 770,778	Total Long-Term Investments (cost $806,759,577)			843,592,260

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 0.1% (0.1% of Total Investments)

	MUNICIPAL BONDS – 0.1% (0.1% of Total Investments)

	Illinois – 0.1% (0.1% of Total Investments)
$ 1,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues
	Series 2011C-1, 0.960%, 3/01/32 (Mandatory put 3/01/16) (7)	11/16 at 100.00	B+	$ 999,770
	Total Short-Term Investments (cost $996,250)			999,770
	Total Investments (cost $807,755,827) - 125.4%			844,592,030
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Preference (26.0)% (8)			(175,000,000)
	Other Assets Less Liabilities – 0.6% (9)			4,155,088
	Net Assets Applicable to Common Shares – 100%			$ 673,747,118

Investments in Derivatives as of August 31, 2016

Interest Rate Swaps
							Optional		Variation
		Fund	Floating		Fixed Rate		Early		Margin	Unrealized
	Notional	Pay/Receive	Rate	Fixed Rate	Payment	Effective	Termination	Termination	Receivable/	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (10)	Date	Date	Payable	(Depreciation)
JPMorgan	$ 6,800,000	Receive	3-Month USD	1.372%	Semi-Annually	8/11/17	—	8/11/27	$2,215	$ 101,289
Chase Bank, N.A.*			LIBOR-ICE
JPMorgan	21,400,000	Receive	Weekly USD	1.985	Quarterly	10/03/16	11/03/16	10/03/28	—	(2,022,371)
Chase Bank, N.A.			-SIFMA
	$28,200,000								$2,215	$(1,921,082)
* Citigroup Global Markets Inc. is the clearing broker for this transaction.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$843,592,260	$ —	$843,592,260
Short-Term Investments:
Municipal Bonds	—	999,770	—	999,770
Investments in Derivatives:
Interest Rate Swaps*	—	(1,921,082)	—	(1,921,082)
Total	$ —	$842,670,948	$ —	$842,670,948
* Represents net unrealized appreciation (depreciation).
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of August 31, 2016, the cost of investments (excluding investments in derivatives) was $806,455,754.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of August 31, 2016, were as follows:

Gross unrealized:
Appreciation	$47,304,526
Depreciation	(9,168,250)
Net unrealized appreciation (depreciation) of investments	$38,136,276
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group
(“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are
considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s
Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(7)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period.
This rate changes periodically based on market conditions or a specified market index.
(8)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Preference as a percentage of Total
Investments is 20.7%.
(9)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter
(“OTC”) derivatives as well as the OTC-cleared and exchange-traded derivatives, when applicable.
(10)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
USD LIBOR-ICE	United States Dollar-London Inter-Bank Offered Rate Intercontinental Exchange
USD-SIFMA	United States Dollar-Securities Industry and Financial Markets Association

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Intermediate Duration Municipal Term Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Vice President and Secretary

Date:         October 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz Chief Administrative Officer (principal executive officer)

Date:         October 28, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         October 28, 2016